S000004275 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
SL Agency Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.46%	3.41%	2.41%